Employee benefits - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) plan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Employee benefits
Post employment benefit expense, Defined contribution plans | €	€ 3,542	€ 3,503	€ 1,729
Number of pension plans classified as defined benefit plans | plan	4